Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash dividends on common stock per share	$ 3.76	$ 3.76	$ 3.76